Performance Management - Janus Henderson Asset-Backed Securities ETF	Feb. 27, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The Fund does not have a full calendar year of operations. When provided, the information is designed to offer some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Performance information for certain periods is included in the Fund’s annual and/or semiannual report and is available at janushenderson.com/info or by calling 1-800-668-0434.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	When provided, the information is designed to offer some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance Availability Website Address [Text]	janushenderson.com/info
Performance Availability Phone [Text]	1-800-668-0434